Income and Expenses - Schedule of Other Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and Expenses [Abstract]
Government grant income		$ 1	$ 7
Others	$ 17	16	10
Other income	$ 17	$ 17	$ 17